Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Putnam Focused Large Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Value ETF (NAV)
Average Annual Return, Percent	12.58%	14.07%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	11.12%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.33%	7.91%